Summary of Significant Accounting Policies (Useful Life of Premises and Equipment) (Details)	12 Months Ended
Dec. 31, 2016
Minimum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Minimum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years